Income Taxes (Narrative) (Details) (USD $)	Mar. 31, 2015
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	$ 58,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	43,386,000
Federal [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	18,000
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 36,057,000